Annual Total Returns- JPMorgan Emerging Markets Debt Fund (R5 R6 Shares) [BarChart] - R5 R6 Shares - JPMorgan Emerging Markets Debt Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.30%	20.76%	(6.58%)	4.00%	(0.18%)	8.82%	10.49%	(5.72%)	14.02%	5.55%